FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total derivative assets
Gross amounts presented in the consolidated balance sheets	$ 7,676	$ 5,978
Gross amounts not offset in the consolidated balance sheets subject to netting agreements	0	(969)
Net amount	7,676	5,009
Total derivative liabilities
Gross amounts presented in the consolidated balance sheets	0	933
Gross amounts not offset in the combined carve-out balance sheet subject to netting agreements	0	(969)
Net amount	$ 0	$ (36)